Non-controlling interest - Changes in Non-controlling Interest (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2020	Dec. 31, 2019
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period			$ 151	$ 152
Net (loss)/income attributable to non-controlling interest	$ (2)	$ (6)	(3)	(1)
Share buyback of Heirs Holding shares in Seadrill Nigeria Operations		$ 0	(11)
Deconsolidation of Ship Finance SPV's			(137)
Balance, end of period	152		0	151
North Atlantic Drilling Ltd
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period			0	0
Net (loss)/income attributable to non-controlling interest			0	0
Share buyback of Heirs Holding shares in Seadrill Nigeria Operations			0
Deconsolidation of Ship Finance SPV's			0
Balance, end of period	0		0	0
Sevan Drilling Limited
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period			0	0
Net (loss)/income attributable to non-controlling interest			0	0
Share buyback of Heirs Holding shares in Seadrill Nigeria Operations			0
Deconsolidation of Ship Finance SPV's			0
Balance, end of period	0		0	0
Asia Offshore Drilling Ltd
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period			0	0
Net (loss)/income attributable to non-controlling interest			0	0
Share buyback of Heirs Holding shares in Seadrill Nigeria Operations			0
Deconsolidation of Ship Finance SPV's			0
Balance, end of period	0		0	0
Ship Finance SPV's
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period			140	145
Net (loss)/income attributable to non-controlling interest			(3)	(5)
Share buyback of Heirs Holding shares in Seadrill Nigeria Operations			0
Deconsolidation of Ship Finance SPV's			(137)
Balance, end of period	145		0	140
Seadrill Nigeria Operations Limited
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period			11	7
Net (loss)/income attributable to non-controlling interest			0	4
Share buyback of Heirs Holding shares in Seadrill Nigeria Operations			(11)
Deconsolidation of Ship Finance SPV's			0
Balance, end of period	$ 7		$ 0	$ 11